Note 12 - Stockholders' Deficit: Schedule of issued shares of common stock (Tables)	6 Months Ended
Feb. 28, 2015
Tables/Schedules
Schedule of issued shares of common stock

Description	Shares Issued
Common stock issued for cash proceeds of $3,378,000	7,193,654
Common stock issued for services of $911,569	2,045,163
Cash received for exercise of options and warrants at $0.03 per share	3,909,226
Common stock issued for debt issuance costs	1,587,738
Common stock issued for debt modifications	1,373,914
Cash received and services credited for exercise of options and warrants at $0.03 per share	2,884,134
Common stock issued in reverse recapitalization	8,006,000
Total	26,959,829